Prepaid expenses and other current assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	June 30,	December 31,
	2021	2020
	(In thousands)
Prepaid insurance and other	$1,110	$525
Vendor prepayments	1,445	282
Total	$2,555	$807
Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Prepaid insurance and other	$525	$548
Vendor prepayments	282	1,336
Total	$807	$1,884